Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (2,733,555)	$ (2,284,943)	$ (2,135,140)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	69,037	78,862	93,643
Stock-based compensation expense, including common stock issued for services	479,103	402,104	310,076
Changes in assets and liabilities:
Grant funds receivable	61,568	125,339	(82,733)
Prepaid expenses and other current assets	(934)	(1,268)	(12,593)
Accounts payable and accrued expenses	(125,326)	(14,686)	(614,500)
Total adjustments	483,448	590,351	(306,107)
Net cash used in operating activities	(2,250,107)	(1,694,592)	(2,441,247)
Cash flows from investing activities:
Purchase of property and equipment	(35,503)	(86,603)
Net cash used in investing activities	(35,503)	(86,603)
Cash flows from financing activities:
Proceeds from sale of common stock	873,400	1,643,333	310,160
Proceeds from sale of preferred stock		1,615,798	1,999,032
Net cash provided in financing activities	873,400	3,259,131	2,309,192
Net increase (decrease) in cash and cash equivalents	(1,412,210)	1,477,936	(132,055)
Cash and cash equivalents at beginning of period	2,513,861	1,035,925	1,167,980
Cash and cash equivalents at end of period	$ 1,101,651	$ 2,513,861	$ 1,035,925